Revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue

	Three Months Ended March 31,
	2022		2021
	Amount	Ounces Sold	Amount	Ounces Sold
Gold sales	$8,906	4,773	$17,541	9,830
Silver sales	260	10,934	1,495	57,236
Total	$9,166		$19,036

The table below is a summary of the Company’s gold and silver sales (dollars in thousands):

	Years Ended December 31,
	2021		2020
	Amount	Ounces Sold	Amount	Ounces Sold
Gold sales	$100,532	56,045	$44,279	24,892
Silver sales	10,202	397,546	2,765	136,238
Total	$110,734		$47,044